Other Non-Current Assets (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Other Assets, Noncurrent Disclosure [Abstract]
Deferred mobilization and contract preparation cost	$ 7.9	$ 4.4
Deferred tax asset	$ 1.7	$ 0.7
Right-of-use asset, non-current [extensible list]	Total	Total
Right-of-use lease asset, non-current	$ 1.2	$ 1.3
Deferred demobilization revenue	1.0	0.0
Prepayments	0.5	0.1
VAT receivable	0.4	0.4
Total	$ 12.7	$ 6.9